VOYA INVESTORS TRUST

VY® JPMorgan Small Cap Core Equity Portfolio

(the "Portfolio")

Supplement dated July 30, 2021

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class,

and Service 2 Class Prospectus (the "Prospectus"),

and related Statement of Additional Information (the "SAI"),

each dated May 1, 2021

Effective July 21, 2021, Lindsey Houghton no longer serves as a portfolio manager for the Portfolio. Effective July 21, 2021, the Portfolio's Prospectus and SAI are hereby revised as follows:

1.All references to Lindsey Houghton as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Portfolio's Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Wonseok Choi, Ph.D.	Akash Gupta, CFA
Portfolio Manager (since 11/19)	Portfolio Manager (since 11/19)
Phillip D. Hart, CFA	Daniel J. Percella, CFA
Portfolio Manager (since 11/11)	Portfolio Manager (since 05/14)
Don San Jose, CFA	Jonathan L. Tse, CFA
Portfolio Manager (since 11/11)	Portfolio Manager (since 11/19)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE